Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Unaudited Quarterly Financial Data
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Operating income (loss)	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Net income (loss)	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	$ (29,907)	$ (38,452)	$ (9,167)	$ 8,202	$ (18,342)	$ (39,440)	$ 5,778	$ 11,464	$ (4,829)	$ (57,759)	$ (27,027)	$ (6,795)